Other Information (Schedule Of Income Tax Benefit (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Foreign currency translation adjustments and other	$ 0	$ 3,742	$ 8,181	$ (12,385)	$ (14,421)	$ 3,210	$ (449)
Unrealized holding gain on marketable securities	0	28,199	0	(11,010)	(11,010)	15,324	2,667
Unrealized holding gain (loss) on cash flow derivatives	0	10,254	0	28,759	28,759	30,074	20,157
Total increase (decrease) in deferred tax liabilities	$ 0	$ 42,195	$ 8,181	$ 5,364	$ 3,328	$ 48,608	$ 22,375